Intangible Assets And Goodwill	9 Months Ended
Sep. 30, 2011
Intangible Assets And Goodwill [Abstract]
Intangible Assets And Goodwill

13. Intangible Assets and Goodwill

The following tables present the changes in intangible assets and goodwill during the periods ended December 31, 2010 and September 30, 2011 and balances as of such dates (dollars in thousands):

	Indefinite-Lived	Definite-Lived	Total
Intangible Assets:
Balance as of December 31, 2009	$160,801	$579	$161,380

Acquisition	230	—	230
Amortization	—	(201)	(201)
Impairment	(629)	—	(629)
Reclassifications	16	174	190

Balance as of December 31, 2010	$160,418	$552	$160,970

Acquisition	1,465,924	450,707	1,916,631
Disposition	(1,533)	(83)	(1,616)
Amortization	—	(8,613)	(8,613)

Balance as of September 30, 2011	$1,624,809	$442,563	$2,067,372

	2011	2010
Balance as of January 1:
Goodwill	$285,820	$285,820
Accumulated impairment losses	(229,741)	(229,699)

Subtotal	56,079	56,121
Acquisitions	1,257,118	—
Balance as of September 30:
Goodwill	1,542,938	285,820
Accumulated impairment losses	(229,741)	(229,741)

Total	$1,313,197	$56,079

The Company has significant intangible assets recorded comprised primarily of indefinite-lived broadcast licenses, definite-lived advertiser relationships and goodwill acquired through the acquisition of radio stations. Applicable accounting guidance related to goodwill and other intangible assets requires that the carrying value of the Company's goodwill and certain intangible assets be reviewed at least annually, and more often if certain circumstances are present, for impairment, with any changes charged to results of operations in the periods in which the recorded value of those assets is more than their respective fair market value.

In connection with each of the CMP Acquisition and the Citadel Acquisition, the Company has made certain preliminary allocations of the purchase price paid therein to each of the tangible and intangible assets and liabilities acquired, including goodwill. Such amounts are reflected as changes during the period ended September 30, 2011, and in the balances as of such date. Such purchase price allocations are preliminary and subject to change during the respective measurement periods. Any such changes could be material, and could result in significantly different allocations from those contained in the tables above.